DEAN WITTER DIVERSIFIED INCOME TRUST
                     TWO WORLD TRADE CENTER
                     NEW YORK, NEW YORK 10048





                                   February 13, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter Diversified Income Trust
     File #33-44782 and 811-6515
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 6, 1998.


                                        Very truly yours,
                                   /s/  LouAnne McInnis
                                   LouAnne McInnis
                                   Assistant Secretary



cc: Randolph Koch
    Barry Fink


divers\497j.98